Document and Entity Information	Dec. 05, 2023
Cover [Abstract]
Entity Registrant Name	Box, Inc.
Amendment Flag	false
Entity Central Index Key	0001372612
Document Type	8-K
Document Period End Date	Dec. 05, 2023
Entity Incorporation State Country Code	DE
Securities Act File Number	001-36805
Entity Tax Identification Number	20-2714444
Entity Address, Address Line One	900 Jefferson Ave.
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	877
Local Phone Number	729-4269
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	BOX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false